LOSS PER ORDINARY SHARE - Computation of basic and diluted loss per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Computation of basic and diluted loss per share
Net loss	¥ (210,357)	¥ (206,773)
Change in redemption value of redeemable preferred shares		(87,310)
(Cumulative) Dividend on preferred shares		(5,588)
Net loss attributable to ordinary shareholders	¥ (210,357)	¥ (299,671)
Weighted average number of ordinary shares outstanding-basic and diluted	760,795,203	217,987,922
Loss per ordinary share - basic and diluted	¥ (0.28)	¥ (1.37)
Ordinary Shares
Computation of basic and diluted loss per share
Shares issued to depository bank (in shares)	20,000,000
Consideration received for the issuance of ordinary shares	¥ 0